Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000012145 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012145 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000012145 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012145 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012145 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000012145 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012145 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032457 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032457 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000032457 [Member] | Vanguard Windsor II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000032457 [Member] | Vanguard Windsor Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000032457 [Member] | Vanguard Growth and Income Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000032457 [Member] | Vanguard Explorer Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032457 [Member] | Vanguard Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%